CMS-Q3

Quarterly Report
July 31, 2026
MFS®  Commodity
Strategy Fund

Portfolio of Investments
7/31/26 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Bonds – 75.8%
Aerospace & Defense – 0.2%
Huntington Ingalls Industries, Inc., 5.353%, 1/15/2030	$1,903,000	$1,921,353
Apparel, Footwear, & Accessories – 0.4%
Gildan Activewear, Inc., 4.7%, 10/07/2030 (n)	$1,426,000	$1,393,657
Tapestry, Inc., 5.1%, 3/11/2030	1,939,000	1,940,401
		$3,334,058
Asset-Backed & Securitized – 17.5%
3650R Commercial Mortgage Trust, 2021-PF1, “XA”, 0.985%, 11/15/2054 (i)	$19,328,305	$587,233
ACORE Issuer LLC, 2026-FL1, “B”, 5.569%, 8/20/2043 (n)	2,131,500	2,133,722
ACREC 2021-FL1 Ltd., “AS”, FLR, 5.293% ((SOFR - 1mo. + 0.11448%) + 1.5%), 10/16/2036 (n)	460,702	460,702
ACREC 2021-FL1 Ltd., “B”, FLR, 5.593% ((SOFR - 1mo. + 0.11448%) + 1.8%), 10/16/2036 (n)	1,406,000	1,406,082
ACREC 2021-FL1 Ltd., “C”, FLR, 5.943% ((SOFR - 1mo. + 0.11448%) + 2.15%), 10/16/2036 (n)	1,129,000	1,129,433
American Credit Acceptance Receivables Trust, 2026-2, “B”, 4.5%, 10/08/2030 (n)	600,000	597,667
Angel Oak Mortgage Trust, 2024-13, “A1”, 5.464%, 12/26/2069 (n)	2,291,152	2,285,603
Angel Oak Mortgage Trust, 2024-7, “A1”, 5.621%, 5/25/2069 (n)	1,697,724	1,699,617
Angel Oak Mortgage Trust, 2024-9, “A1”, 5.138%, 9/25/2069 (n)	1,185,891	1,183,241
Angel Oak Mortgage Trust, 2025-10, “A1”, 4.96%, 9/25/2070 (n)	1,071,739	1,059,936
Arbor Realty Trust, Inc., CLO, 2022-FL1, “C”, FLR, 5.925% (SOFR - 30 day + 2.3%), 1/15/2037 (n)	2,695,500	2,695,500
ARDN Mortgage Trust, 2025-ARCP, “A”, FLR, 5.426% (SOFR - 1mo. + 1.75%), 6/15/2035 (n)	2,999,000	3,001,808
AREIT 2022-CRE6 Trust, “C”, FLR, 5.771% (SOFR - 30 day + 2.15%), 1/20/2037 (n)	894,000	894,825
AREIT 2022-CRE6 Trust, “D”, FLR, 6.471% (SOFR - 30 day + 2.85%), 1/20/2037 (n)	795,500	796,155
AREIT 2022-CRE7 LLC, “B”, FLR, 6.923% (SOFR - 1mo. + 3.244%), 6/17/2039 (n)	2,563,500	2,564,274
ARI Fleet Lease Trust, 2023-B, “A2”, 6.05%, 7/15/2032 (n)	49,124	49,251
Aspire Mortgage Trust, 2026-1, “A1”, 4.855%, 1/25/2066 (n)	637,695	629,452
AutoNation Finance Trust, 2025-1A, “A2”, 4.72%, 4/10/2028 (n)	81,346	81,368
Bain Capital Credit CLO Ltd., 2021-4A, “BRR”, FLR, 5.079% (SOFR - 3mo. + 1.35%), 10/20/2034 (n)	3,204,420	3,199,402
Balboa Bay Loan Funding Ltd., 2022-1A, “BR”, 5.579% (SOFR - 3mo. + 1.85%), 4/20/2037 (n)	3,115,644	3,117,635
BBCMS Mortgage Trust, 2018-C2, “XA”, 0.735%, 12/15/2051 (i)(n)	17,699,554	227,494
BBCMS Mortgage Trust, 2021-C10, “XA”, 1.19%, 7/15/2054 (i)	6,344,772	280,585
BBCMS Mortgage Trust, 2021-C11, “XA”, 1.318%, 9/15/2054 (i)	6,767,684	317,716
BBCMS Mortgage Trust, 2021-C9, “XA”, 1.538%, 2/15/2054 (i)	10,667,736	588,765
BDS 2024-FL13 Ltd., “A”, FLR, 5.245% (SOFR - 1mo. + 1.5762%), 9/19/2039 (n)	682,556	682,882
BDS LLC, 2026-FL17, “B”, FLR, 5.469% (SOFR - 1mo. + 1.8%), 5/19/2043 (n)	3,108,348	3,108,332
BDS Ltd., 2026-FL17, “AS”, FLR, 5.219% (SOFR - 1mo. + 1.55%), 5/19/2043 (n)	1,120,045	1,120,357
BDS Ltd., 2026-FL17, “C”, FLR, 5.619% (SOFR - 1mo. + 1.95%), 5/19/2043 (n)	565,250	565,247
BDS Ltd., 2026-FL18, “AS”, FLR, 5% (SOFR - 1mo. + 1.5%), 2/19/2044 (n)	1,135,048	1,135,400
BDS Ltd., 2026-FL18, “B”, FLR, 0% (SOFR - 1mo. + 1.7%), 2/19/2044 (n)(w)	948,125	948,422
Benchmark 2021-B23 Mortgage Trust, “XA”, 1.244%, 2/15/2054 (i)	12,142,770	486,895
Benchmark 2021-B27 Mortgage Trust, “XA”, 1.343%, 7/15/2054 (i)	13,813,080	572,270
Benchmark 2021-B28 Mortgage Trust, “XA”, 1.215%, 8/15/2054 (i)	9,685,082	419,507
Benchmark 2021-B29 Mortgage Trust, “XA”, 1.097%, 9/15/2054 (i)	14,232,108	432,574
Benchmark 2025-V18 Mortgage Trust, “A3”, 5.183%, 10/15/2058	1,538,903	1,541,469
BlueMountain CLO Ltd., 2020-29AR, “CR2”, FLR, 5.76% (SOFR - 3mo. + 1.95%), 7/25/2034 (n)	1,679,104	1,676,308
BSPRT Issuer Ltd., 2026-FL13, “A”, FLR, 5.169% (SOFR - 1mo. + 1.5%), 10/18/2043 (n)	2,975,000	2,978,219
Business Jet Securities LLC, 2024-1A, “A”, 6.197%, 5/15/2039 (n)	539,027	543,915
Business Jet Securities LLC, 2024-1A, “B”, 6.924%, 5/15/2039 (n)	64,443	65,575
Business Jet Securities LLC, 2024-2A, “A”, 5.364%, 9/15/2039 (n)	716,915	713,405
Business Jet Securities LLC, 2024-2A, “B”, 5.754%, 9/15/2039 (n)	418,143	415,096
Business Jet Securities LLC, 2026-1A, “A”, 5.464%, 6/15/2041 (n)	490,000	487,444
Business Jet Securities LLC, 2026-1A, “C”, 6.099%, 6/15/2041 (n)	180,320	179,687
BX Trust, 2026-CLS, “C”, FLR, 6.026% (SOFR - 1mo. + 2.35%), 5/15/2043 (n)	332,000	332,697
BX Trust, 2026-CLS, “D”, FLR, 7.126% (SOFR - 1mo. + 3.45%), 5/15/2043 (n)	187,000	187,585
BX Trust, 2026-CSMO, “A”, FLR, 5.076% (SOFR - 1mo. + 1.4%), 2/15/2043 (n)	910,000	912,559
BXMT 2020-FL2 Ltd., “B”, FLR, 5.443% ((SOFR - 1mo. + 0.11448%) + 1.4%), 2/15/2038 (n)	1,492,000	1,485,147
BXMT 2021-FL4 Ltd., “AS”, FLR, 5.343% ((SOFR - 1mo. + 0.11448%) + 1.3%), 5/15/2038 (n)	2,601,000	2,587,035

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
CarMax Select Receivables Trust, 2025-B, “A2”, 4.19%, 3/15/2029	$1,335,514	$1,334,948
CarMax Select Recievables Trust, 2026-B, “B”, 4.88%, 10/15/2032	409,000	409,027
CD 2017-CD4 Mortgage Trust, “XA”, 1.35%, 5/10/2050 (i)	8,257,226	28,696
CF Hippolyta Issuer LLC, 2020-1, “A1”, 1.69%, 7/15/2060 (n)	347,895	286,561
CF Hippolyta Issuer LLC, 2020-1, “B1”, 2.28%, 7/15/2060 (n)	113,394	68,211
Chesapeake Funding II LLC, 2023-2A, “A1”, 6.16%, 10/15/2035 (n)	195,893	196,052
Colt Funding LLC, 2024-2, “A1”, 6.125%, 4/25/2069 (n)	608,147	609,259
Colt Funding LLC, 2024-3, “A1”, 6.393%, 6/25/2069 (n)	957,505	961,923
Colt Funding LLC, 2024-3, “A2”, 6.646%, 6/25/2069 (n)	317,779	319,378
Colt Funding LLC, 2024-5, “A1”, 5.123%, 8/25/2069 (n)	1,379,021	1,371,410
Commercial Mortgage Pass-Through Certificates, 2019-BN24, “XA”, 0.632%, 11/15/2062 (i)	8,808,430	164,152
Commercial Mortgage Pass-Through Certificates, 2021-BN31, “XA”, 1.278%, 2/15/2054 (i)	10,575,915	466,614
Commercial Mortgage Pass-Through Certificates, 2021-BN32, “XA”, 0.703%, 4/15/2054 (i)	9,915,704	255,926
Commercial Mortgage Pass-Through Certificates, 2021-BN34, “XA”, 1.063%, 6/15/2063 (i)	11,218,553	366,834
Commercial Mortgage Pass-Through Certificates, 2021-BN35, “XA”, 1.002%, 6/15/2064 (i)	5,598,317	212,471
COOPR Residential Mortgage Trust, 2025-CES1, “A1A”, 5.654%, 5/25/2060 (n)	340,715	341,064
CPS Auto Trust, 2026-B, “B”, 4.59%, 12/16/2030 (n)	434,000	432,872
Credit Acceptance Auto Loan Trust, 2023-3A, “B”, 7.09%, 10/17/2033 (n)	1,050,721	1,055,020
Dell Equipment Finance Trust, 2024-2, “A3”, 4.59%, 8/22/2030 (n)	729,494	730,254
DLLST LLC, 2024-1A, “A3”, 5.05%, 8/20/2027 (n)	93,179	93,319
Dryden Senior Loan Fund CLO Ltd., 2019-75A, “BR3”, FLR, 5.252% (SOFR - 3mo. + 1.5%), 4/14/2034 (n)	4,026,477	4,024,878
Dryden Senior Loan Fund CLO Ltd., 2021-95A, “BR”, FLR, 5.241% (SOFR - 3mo. + 1.6%), 8/20/2034 (n)	3,250,000	3,251,700
Dryden Senior Loan Fund, 2017-49A, “BR”, CLO, FLR, 5.59% ((SOFR - 3mo. + 0.26161%) + 1.6%), 7/18/2030 (n)	841,194	842,198
Dwight Issuer LLC, 2025-FL1, 2026-FL2, “AS”, FLR, 5.25% (SOFR - 1mo. + 1.65%), 1/18/2044 (n)	466,084	466,554
Ellington Financial Mortgage Trust, 2026-AE3, “A28”, FLR, 4.966% (SOFR - 1mo. + 1.35%), 6/25/2061 (n)	1,453,217	1,452,765
Empire District Bondco LLC, 4.943%, 1/01/2033	518,205	516,703
Enterprise Fleet Financing 2023-2 LLC, “A2”, 5.56%, 4/22/2030 (n)	56,520	56,604
Enterprise Fleet Financing 2023-2 LLC, “A3”, 5.5%, 4/22/2030 (n)	689,000	692,939
Enterprise Fleet Financing 2024-3 LLC, “A2”, 5.31%, 4/20/2027 (n)	29,398	29,413
Fortress CBO Investments Ltd., 2022-FL3, “AS”, FLR, 5.866% (SOFR - 30 day + 2.25%), 2/23/2039 (n)	1,162,212	1,161,049
General Motors Co., FLR, 4.075% (SOFR - 1mo. + 0.45%), 11/15/2028 (n)	1,225,000	1,225,164
General Motors Co., FLR, 4.175% (SOFR - 1mo. + 0.55%), 11/15/2029 (n)	1,693,000	1,696,134
GLS Auto Select Receivables Trust, 2026-2A, “A2”, 4.46%, 6/15/2032 (n)	1,270,000	1,267,504
GS Mortgage Securities Trust, 2017-GS6, “XA”, 1.149%, 5/10/2050 (i)	9,090,051	44,372
GS Mortgage Securities Trust, 2017-GS7, “XA”, 1.165%, 8/10/2050 (i)	10,127,004	55,780
GS Mortgage Securities Trust, 2020-GC47, “A5”, 1.12%, 5/12/2053 (i)	8,572,602	295,275
Harbor Park CLO Ltd., 2018-1A, “BR2”, FLR, 5.129% (SOFR - 3mo. + 1.4%), 1/20/2031 (n)	2,600,000	2,598,359
Home Owner Mortgage Enhanced, 5.077%, 8/25/2060 (n)	649,177	641,221
Invesco CLO Ltd., 2022-2A, “BR”, FLR, 5.409% (SOFR - 3mo. + 1.68%), 7/20/2035 (n)	3,344,351	3,352,026
Invesco CLO Ltd., 2023-3A, “BR”, FLR, 5.502% (SOFR - 3mo. + 1.75%), 7/15/2038 (n)	2,068,965	2,075,244
Jersey Mikes Funding LLC, 2026-1A, “A2I”, 4.952%, 2/15/2056 (n)	974,557	953,070
JPMorgan Chase Commercial Mortgage Securities Corp., 1.146%, 9/15/2050 (i)	8,309,654	42,640
JPMorgan Mortgage Trust, 5.592%, 2/25/2064 (n)	684,758	686,380
JPMorgan Mortgage Trust, 2026-NQM1, “A1”, 4.745%, 6/25/2066 (n)	537,998	529,773
LoanCore 2025-CRE8 Ltd., “A”, FLR, 5.064% (SOFR - 1mo. + 1.385%), 8/17/2042 (n)	1,791,500	1,791,692
LoanCore 2025-CRE8 Ltd., “AS”, FLR, 5.27% (SOFR - 1mo. + 1.5909%), 8/17/2042 (n)	2,698,500	2,698,967
MF1 2022-FL8 Ltd., “C”, FLR, 5.867% (SOFR - 30 day + 2.2%), 2/19/2037 (n)	941,914	939,850
MF1 2022-FL9 LLC, “B”, FLR, 6.818% (SOFR - 1mo. + 3.15%), 6/19/2037 (n)	2,988,000	2,989,625
MF1 2025-FL20 LLC, “AS”, FLR, 5.37% (SOFR - 1mo. + 1.7%), 2/18/2043 (n)	2,000,000	2,006,191
MF1 2025-FL20 LLC, “B”, FLR, 5.619% (SOFR - 1mo. + 1.95%), 2/18/2043 (n)	1,128,514	1,131,669
MF1 2026-FL21 LLC, “AS”, FLR, 5.22% (SOFR - 1mo. + 1.55%), 2/18/2041 (n)	780,014	780,296
MF1 2026-FL21 LLC, “B”, FLR, 5.419% (SOFR - 1mo. + 1.75%), 2/18/2041 (n)	374,772	374,770
MF1 2026-FL21 LLC, “C”, FLR, 5.62% (SOFR - 1mo. + 1.95%), 2/18/2041 (n)	1,240,411	1,240,404
Morgan Stanley Bank of America Merrill Lynch Trust, 2017-C33, “XA”, 1.384%, 5/15/2050 (i)	8,070,975	45,528
Morgan Stanley Capital I Trust, 2017-H1, “XA”, 1.386%, 6/15/2050 (i)	3,193,882	19,244
Morgan Stanley Capital I Trust, 2018-H4, “XA”, 0.966%, 12/15/2051 (i)	13,788,642	212,818
Morgan Stanley Capital I Trust, 2021-L5, “XA”, 1.176%, 5/15/2054 (i)	8,244,915	349,111
Morgan Stanley Capital I Trust, 2021-L6, “XA”, 1.14%, 6/15/2054 (i)	7,098,154	250,226
Morgan Stanley Residential Mortgage Loan Trust, 2025-NQM9, “A1”, 5.016%, 9/25/2070 (n)	1,269,178	1,254,640

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
Morgan Stanley Residential Mortgage Loan Trust, 2026-NQM4, “A1”, 5.075%, 3/25/2071 (n)	$1,002,000	$990,509
Morgan Stanley Residential Mortgage Loan Trust, 2026-NQM8, “A1”, 5.508%, 6/25/2071 (n)	941,736	939,711
New Residential Mortgage Loan Trust, 2024-NQM3, “A1”, 5.53%, 5/25/2065 (n)	537,368	535,699
New Residential Mortgage Loan Trust, 2024-NQMI, “A1”, 6.129%, 3/25/2064 (n)	1,093,229	1,095,407
OBX Trust, 2023-NQM5, “A1”, 5.988%, 1/25/2064 (n)	317,564	318,034
OBX Trust, 2024-NQM1, “A1”, 5.928%, 11/25/2063 (n)	365,716	366,613
OBX Trust, 2024-NQM1, “A1”, 5.875%, 6/25/2064 (n)	1,070,613	1,076,259
OBX Trust, 2024-NQM1, “A2”, 6.253%, 11/25/2063 (n)	110,695	110,735
OBX Trust, 2024-NQM8, “A1”, 6.233%, 5/25/2064 (n)	680,352	683,036
OCP CLO 2015-10A Ltd., “B1R3”, FLR, 5.46% (SOFR - 3mo. + 1.65%), 1/26/2038 (n)	2,250,000	2,252,842
OneMain Financial Issuance Trust, 2020-2A, “A”, 1.75%, 9/14/2035 (n)	692,731	685,884
OneMain Financial Issuance Trust, 2022-S1, “A”, 4.13%, 5/14/2035 (n)	132,218	132,189
OneMain Financial Issuance Trust, 2023-2A, “B”, 6.17%, 9/15/2036 (n)	969,000	985,057
OneMain Financial Issuance Trust, 2023-2A, “C”, 6.74%, 9/15/2036 (n)	2,280,000	2,329,431
Palmer Square Loan Funding, 2025-1A Ltd., “A2”, FLR, 4.851% (SOFR - 3mo. + 1.2%), 2/15/2033 (n)	3,000,000	2,998,443
Palmer Square Loan Funding, 2025-2A Ltd., “A2”, FLR, 5.152% (SOFR - 3mo. + 1.4%), 7/15/2033 (n)	2,500,000	2,500,385
PFP III 2026-13 Ltd., “AS”, FLR, 5.319% (SOFR - 1mo. + 1.65%), 8/18/2043 (n)	3,000,000	3,009,346
PFP III 2026-13 Ltd., “B”, FLR, 5.52% (SOFR - 1mo. + 1.85%), 8/18/2043 (n)	1,250,000	1,255,173
PFP III, 2025-12 Ltd., “A”, FLR, 5.158% (SOFR - 1mo. + 1.4892%), 12/18/2042 (n)	3,350,000	3,362,305
PFS Financing Corp., 2026-A, “A”, FLR, 4.325% (SOFR - 1mo. + 0.7%), 2/15/2030 (n)	1,970,000	1,975,063
Planet Fitness Master Issuer, 2025-1A, “A2I”, 5.274%, 12/06/2055 (n)	713,212	699,216
PMT Loan Trust, 2026-INV4, “A36”, FLR, 5.066% (SOFR - 1mo. + 1.45%), 3/25/2057 (n)	1,557,935	1,557,653
Provident Funding Mortgage Trust, 2024-1, “A3”, 5.5%, 12/25/2054 (n)	1,352,518	1,347,406
Provident Funding Mortgage Trust, 2025-1, “A”, 5.5%, 2/25/2055 (n)	1,895,027	1,887,615
Rate Mortgage Trust, 2025-J3, “A27”, FLR, 5.166% (SOFR - 1mo. + 1.55%), 11/25/2055 (n)	2,684,006	2,691,856
Santander Mortgage Asset Receivables Trust, 2025-NQM2, “A1”, 5.732%, 2/25/2065 (n)	348,806	349,134
Sequoia Mortgage Trust, 2026-Med2, “A1A”, 5.614%, 8/25/2056 (n)	871,870	866,776
Shackleton 2013-4RA CLO Ltd., “B”, FLR, 5.924% ((SOFR - 3mo. + 2.1616%) + 1.9%) 4/13/2031 (n)	722,762	722,799
Southwick Park CLO Ltd., 2019-4A, “B2R”, 2.46%, 7/20/2032 (n)	1,123,000	1,043,110
Speak CLO Ltd., 2014-1A, “BR4”, FLR, 5.349% (SOFR - 3mo. + 1.6%), 4/17/2034 (n)	2,700,000	2,702,981
Taco Bell Funding LLC, 2025-1A, “A2I”, 4.821%, 8/25/2055 (n)	2,021,619	1,980,481
TCW Gem Ltd., 2020-1A, “BR3”, FLR, 5.329% (SOFR - 3mo. + 1.6%), 4/20/2034 (n)	4,157,184	4,168,658
TPG Real Estate Finance, 2025-FL7, “AS”, FLR, 5.37% (SOFR - 1mo. + 1.7%), 6/18/2043 (n)	849,947	851,539
TPG Real Estate Finance, 2025-FL7, “B”, FLR, 5.62% (SOFR - 1mo. + 1.95%), 6/18/2043 (n)	1,560,956	1,563,660
Trinitas CLO Ltd., 2021-15A, “B1R”, FLR, 5.383% (SOFR - 3mo. + 1.65%), 4/22/2034 (n)	3,427,373	3,428,134
UBS Commercial Mortgage Trust, 2017-C1, “XA”, 1.082%, 11/15/2050 (i)	4,740,837	45,690
UBS Commercial Mortgage Trust, 2018-C14, “XA”, 1.062%, 12/15/2051 (i)	5,319,850	83,877
Verus Securitization Trust, 2024-3, “A2”, 6.642%, 4/25/2069 (n)	490,146	492,332
Verus Securitization Trust, 2024-6, “A1”, 5.799%, 7/25/2069 (n)	514,090	514,922
Virginia Power Fuel Securitization LLC, 5.088%, 5/01/2027	151,483	151,720
Volvo Financial Equipment LLC, 2026-1A, “A2”, 3.9%, 11/15/2028 (n)	446,000	444,515
Wells Fargo Commercial Mortgage Trust, 2021-C61, “XA”, 1.47%, 11/15/2054 (i)	4,740,663	241,771
		$163,750,226
Auto & Auto Components – 1.4%
Ford Motor Credit Co. LLC, 5.8%, 3/05/2027	$4,336,000	$4,358,094
Ford Motor Credit Co. LLC, 5.753%, 4/06/2033	1,018,000	1,000,310
Hyundai Capital America, 4.5%, 6/16/2028 (n)	1,743,000	1,732,423
Hyundai Capital America, 4.75%, 6/18/2029 (n)	813,000	807,435
Hyundai Capital America, 5%, 6/18/2031 (n)	1,743,000	1,723,411
Stellantis Finance U.S., Inc., 1.711%, 1/29/2027 (n)	1,276,000	1,256,621
Stellantis Finance U.S., Inc., 2.691%, 9/15/2031 (n)	1,738,000	1,467,778
Stellantis Financial Services US Corp., 5.4%, 6/15/2029 (n)	1,177,000	1,168,725
		$13,514,797
Brokerage & Asset Managers – 1.6%
Brookfield Finance, Inc., 3.9%, 1/25/2028	$4,053,000	$4,006,723
Citadel Finance LLC, 4.75%, 2/14/2029 (n)	1,657,000	1,624,662
Citadel Securities Global Holdings LLC, 5.125%, 1/27/2032 (n)	1,205,000	1,179,026

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Brokerage & Asset Managers – continued
LPL Holdings, Inc., 5.7%, 5/20/2027	$2,077,000	$2,093,520
LPL Holdings, Inc., 4.625%, 11/15/2027 (n)	1,426,000	1,417,527
LPL Holdings, Inc., 6.75%, 11/17/2028	1,075,000	1,114,829
LPL Holdings, Inc., 4%, 3/15/2029 (n)	2,257,000	2,191,728
LPL Holdings, Inc., 5.2%, 3/15/2030	1,082,000	1,080,620
		$14,708,635
Business Services – 0.8%
Equifax, Inc., 5%, 8/15/2029	$1,153,000	$1,154,539
Fidelity National Information Services, Inc., 4.45%, 3/10/2028	1,398,000	1,390,451
Fidelity National Information Services, Inc., 4.55%, 3/10/2029	777,000	770,009
Fidelity National Information Services, Inc., 4.8%, 3/10/2031	1,398,000	1,373,317
Paychex, Inc., 5.1%, 4/15/2030	3,124,000	3,126,306
		$7,814,622
Cable TV – 0.6%
Cox Communications, Inc., 5.45%, 9/15/2028 (n)	$3,417,000	$3,437,400
Videotron Ltd., 3.625%, 6/15/2029 (n)	2,687,000	2,584,146
		$6,021,546
Conglomerates – 0.2%
Regal Rexnord Corp., 6.05%, 4/15/2028	$2,278,000	$2,320,620
Consumer Services – 1.1%
CBRE Services, Inc., 5.5%, 4/01/2029	$2,639,000	$2,681,061
CBRE Services, Inc., 4.8%, 6/15/2030	735,000	727,159
Meituan, 4.5%, 4/02/2028 (n)	1,575,000	1,565,256
Meituan, 4.625%, 10/02/2029 (n)	845,000	833,326
Meituan, 4.5%, 5/05/2031 (n)	632,000	609,619
Rentokil Terminix LLC, 5%, 4/28/2030 (n)	3,880,000	3,866,256
		$10,282,677
Containers – 0.3%
Berry Global, Inc., 1.65%, 1/15/2027	$2,847,000	$2,811,478
Diversified Financial Services – 1.8%
Apollo Debt Solutions BDC, 5.2%, 12/08/2028 (n)	$687,000	$676,539
Aviation Capital Group, 4.25%, 4/30/2029 (n)	1,984,000	1,944,758
Avolon Holdings Funding Ltd., 2.528%, 11/18/2027 (n)	2,263,000	2,198,798
Avolon Holdings Funding Ltd., 2.75%, 2/21/2028 (n)	1,729,000	1,674,321
Blackstone Secured Lending Fund, 2.125%, 2/15/2027	687,000	676,313
Blackstone Secured Lending Fund, 5.9%, 5/21/2031	738,000	717,703
Blue Owl Credit Income Corp., 7.95%, 6/13/2028	475,000	489,399
Goldman Sachs Private Credit Corp., 5.05%, 2/23/2028	344,000	341,916
Goldman Sachs Private Credit Corp., 6.15%, 6/16/2031 (n)	588,000	580,386
SMBC Aviation Capital Finance DAC, 5.3%, 4/03/2029 (n)	4,319,000	4,350,370
Sumisho Air Lease Corp., 4.4%, 3/24/2028 (n)	1,735,000	1,723,652
Sumisho Air Lease Corp., 4.5%, 3/24/2029 (n)	1,088,000	1,074,880
		$16,449,035
Electrical Equipment – 0.7%
Arrow Electronics, Inc., 5.15%, 8/21/2029	$3,068,000	$3,077,860
Arrow Electronics, Inc., 2.95%, 2/15/2032	1,491,000	1,309,421
Molex Electronic Technologies LLC, 4.75%, 4/30/2028 (n)	2,320,000	2,326,268
		$6,713,549
Emerging Market Sovereign – 0.2%
Eagle Funding LuxCo S.à r.l. (United Mexican States), 5.5%, 8/17/2030 (n)	$2,225,000	$2,221,106

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Energy - Independent – 0.4%
Antero Resources Corp., 5.375%, 3/01/2030 (n)	$200,000	$200,342
EQT Corp., 5.7%, 4/01/2028	3,496,000	3,544,691
		$3,745,033
Food & Beverages – 2.3%
Bacardi Ltd., 4.7%, 5/15/2028 (n)	$1,006,000	$1,001,516
Bacardi-Martini B.V., 5.25%, 1/15/2029 (n)	4,191,000	4,209,615
Constellation Brands, Inc., 4.8%, 5/01/2030	1,510,000	1,499,515
JBS N.V./JBS USA Foods Group Holdings, Inc./JBS USA Food Co., 3%, 2/02/2029	5,268,000	5,035,084
JDE Peet's N.V., 1.375%, 1/15/2027 (n)	1,537,000	1,513,760
Mars, Inc., 4.6%, 3/01/2028 (n)	1,941,000	1,941,756
Mars, Inc., 4.8%, 3/01/2030 (n)	4,084,000	4,070,090
Suntory Holdings Ltd., 5.124%, 6/11/2029 (n)	1,958,000	1,970,002
		$21,241,338
Global Systemically Important Banks – 3.8%
Barclays PLC, 2.279% to 11/24/2026, FLR (CMT - 1yr. + 1.05%) to 11/24/2027	$2,856,000	$2,836,486
BNP Paribas S.A., 2.591% to 1/20/2027, FLR (SOFR - 1 day + 1.228%) to 1/20/2028 (n)	3,494,000	3,459,975
Goldman Sachs Group, Inc., 5.24% to 7/21/2031, FLR (SOFR - 1 day + 1.17%) to 7/21/2032	1,735,000	1,731,588
HSBC Holdings PLC, 4.899% to 3/03/2028, FLR (SOFR - 1 day + 1.03%) to 3/03/2029	3,032,000	3,037,589
Mitsubishi UFJ Financial Group, Inc., 4.592% to 4/18/2029, FLR (CMT - 1yr. + 0.78%) to 4/18/2030	1,800,000	1,785,042
Mitsubishi UFJ Financial Group, Inc., 5.159%, 4/24/2031	932,000	933,104
Mitsubishi UFJ Financial Group, Inc., 4.847% to 4/21/2031, FLR (CMT - 1yr. + 0.92%) to 4/21/2032	747,000	736,031
Mizuho Financial Group, Inc., 4.711% to 7/08/2030, FLR (CMT - 1yr. + 0.92%) to 7/08/2031	2,778,000	2,738,784
Morgan Stanley, 4.994% to 4/12/2028, FLR (SOFR - 1 day + 1.38%) to 4/12/2029	1,853,000	1,858,979
Morgan Stanley, 4.555% to 4/10/2029, FLR (SOFR - 1 day + 0.96%) to 4/10/2030	2,413,000	2,388,199
Société Générale S.A., 4.857% to 7/07/2028, FLR (SOFR - 1 day + 0.855%) to 7/07/2029 (n)	3,317,000	3,303,923
Sumitomo Mitsui Financial Group, Inc., 2.174%, 1/14/2027	2,842,000	2,815,418
UBS Group AG, 4.703% to 8/05/2026, FLR (CMT - 1yr. + 2.05%) to 8/05/2027 (n)	1,637,000	1,636,986
UBS Group AG, 9.25% to 11/13/2028, FLR (CMT - 5yr. + 4.745%) to 5/13/2172 (n)	428,000	458,319
UBS Group AG, 6.6% to 2/05/2031, FLR (USD SOFR ICE Swap Rate - 5yr. + 3.122%) to 2/05/2174 (n)	2,393,000	2,405,752
Wells Fargo & Co., 3.526% to 3/24/2027, FLR (SOFR - 1 day + 1.51%) to 3/24/2028	3,868,000	3,841,967
		$35,968,142
Hardware, Peripherals, & Assembly – 0.2%
VMware, Inc., 1.4%, 8/15/2026	$1,504,000	$1,502,238
Industrial – 0.1%
Booz Allen Hamilton, Inc., 4%, 7/01/2029 (n)	$1,081,000	$1,043,445
Insurance – 1.3%
CNO Global Funding, 4.7%, 12/11/2030 (n)	$1,701,000	$1,659,314
Corebridge Financial, Inc., 3.65%, 4/05/2027	2,425,000	2,410,885
Corebridge Global Funding, 5.2%, 1/12/2029 (n)	1,469,000	1,477,968
Corebridge Global Funding, 4.8%, 5/29/2029 (n)	1,739,000	1,733,701
Sammons Financial Group Global Funding, 5.05%, 1/10/2028 (n)	979,000	980,147
Sammons Financial Group Global Funding, 5.1%, 12/10/2029 (n)	3,609,000	3,604,952
		$11,866,967
Insurance - Health – 0.3%
Elevance Health, Inc., 4.5%, 10/30/2026	$1,298,000	$1,299,070
Elevance Health, Inc., 4.75%, 2/15/2030	1,104,000	1,097,971
		$2,397,041
Insurance - Property & Casualty – 0.7%
Arthur J. Gallagher & Co., 4.85%, 12/15/2029	$1,739,000	$1,738,964
Brown & Brown, Inc., 4.7%, 6/23/2028	1,027,000	1,025,028
Marsh & McLennan Cos., Inc., 4.55%, 11/08/2027	1,712,000	1,712,216

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Insurance - Property & Casualty – continued
Marsh & McLennan Cos., Inc., 4.65%, 3/15/2030	$1,712,000	$1,699,685
		$6,175,893
International Market Quasi-Sovereign – 0.2%
NBN Co. Ltd. (Commonwealth of Australia), 5.75%, 10/06/2028 (n)	$2,064,000	$2,107,276
Machinery & Tools – 0.4%
AGCO Corp., 5.45%, 3/21/2027	$1,337,000	$1,342,573
Ashtead Capital, Inc., 4.25%, 11/01/2029 (n)	1,627,000	1,581,239
Sunbelt Rentals Holdings, Inc., 4.95%, 8/12/2030 (n)	1,109,000	1,100,041
		$4,023,853
Media – 0.7%
Meta Platforms, Inc., 4.55%, 5/15/2031	$4,176,000	$4,075,247
News Corp., 3.875%, 5/15/2029 (n)	2,396,000	2,308,572
		$6,383,819
Medical & Health Technology & Services – 0.3%
HCA, Inc., 4.3%, 11/15/2030	$585,000	$567,030
ICON Investments Six DAC, 5.849%, 5/08/2029	1,081,000	1,102,919
IQVIA, Inc., 5.7%, 5/15/2028	788,000	796,223
IQVIA, Inc., 6.25%, 2/01/2029	598,000	614,082
		$3,080,254
Metals & Mining – 0.9%
Anglo American Capital PLC, 4.75%, 4/10/2027 (n)	$2,917,000	$2,922,638
Glencore Funding LLC, 5.186%, 4/01/2030 (n)	2,434,000	2,441,216
Rio Tinto Finance (USA) PLC, 4.5%, 3/14/2028	1,609,000	1,610,576
Rio Tinto Finance (USA) PLC, 4.875%, 3/14/2030	1,841,000	1,843,618
		$8,818,048
Midstream – 1.1%
DCP Midstream Operating LP, 5.625%, 7/15/2027	$3,776,000	$3,804,103
Enbridge, Inc., 5.25%, 4/05/2027	2,609,000	2,622,737
Enbridge, Inc., 4.9%, 6/20/2030	1,076,000	1,073,701
Energy Transfer LP, 5.55%, 2/15/2028	1,201,000	1,215,751
Plains All American Pipeline LP, 4.7%, 1/15/2031	1,819,000	1,788,221
		$10,504,513
Mortgage-Backed – 0.3%
Fannie Mae, 3%, 12/01/2031	$76,985	$74,450
Fannie Mae, 4.616%, 2/25/2045 (n)	258,663	258,824
Freddie Mac, 4.266%, 7/25/2029	498,672	498,263
Freddie Mac, 1.562%, 4/25/2030 (i)	6,161,581	297,074
Freddie Mac, 3%, 4/15/2033 - 6/15/2045	1,761,161	1,695,707
Freddie Mac, 2%, 7/15/2042	221,591	207,696
		$3,032,014
Municipals – 0.3%
California Public Finance Authority Rev., Taxable (Children's Hospital Los Angeles), “A”, AGM, 5.4%, 11/15/2031	$1,682,000	$1,698,584
Kentucky Higher Education Student Loan Corp. Rev., Taxable, “A-2”, 5.949%, 6/01/2037	830,000	836,514
		$2,535,098
Network & Telecom – 0.5%
NTT Finance Corp., 4.567%, 7/16/2027 (n)	$536,000	$536,402
NTT Finance Corp., 4.62%, 7/16/2028 (n)	1,509,000	1,502,598
NTT Finance Corp., 4.828%, 11/01/2029 (n)	1,074,000	1,069,255
NTT Finance Corp., 4.876%, 7/16/2030 (n)	1,509,000	1,492,961
		$4,601,216

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Non-Global Systemically Important Banks – 6.1%
AIB Group PLC, 6.608% to 9/13/2028, FLR (SOFR - 1 day + 2.33%) to 9/13/2029 (n)	$409,000	$423,214
American Express Co., 4.731% to 4/25/2028, FLR (SOFR - 1 day + 1.26%) to 4/25/2029	2,697,000	2,698,839
BPCE S.A., 5.281%, 5/30/2029 (n)	1,969,000	1,992,576
BPCE S.A., 5.184% to 6/02/2031, FLR (SOFR - 1 day + 1.218%) to 6/02/2032 (n)	2,288,000	2,261,447
CaixaBank S.A., 5.673% to 3/15/2029, FLR (SOFR - 1 day + 1.78%) to 3/15/2030 (n)	3,255,000	3,313,297
Capital One Financial Corp., 7.149% to 10/29/2026, FLR (SOFR - 1 day + 2.44%) to 10/29/2027	1,305,000	1,312,415
Capital One Financial Corp., 5.7% to 2/01/2029, FLR (SOFR - 1 day + 1.905%) to 2/01/2030	621,000	630,637
Capital One Financial Corp., 4.722% to 1/30/2031, FLR (SOFR - 1 day + 1.15%) to 1/30/2032	1,778,000	1,738,647
Citizens Financial Group, Inc., 5.841% to 1/23/2029, FLR (SOFR - 1 day + 2.01%) to 1/23/2030	2,201,000	2,245,342
Danske Bank A.S., 5.705% to 3/01/2029, FLR (CMT - 1yr. + 1.4%) to 3/01/2030 (n)	2,107,000	2,143,524
Deutsche Bank AG, 2.311% to 11/16/2026, FLR (SOFR - 1 day + 1.219%) to 11/16/2027	1,479,000	1,468,956
Deutsche Bank AG, 6.72% to 1/18/2028, FLR (SOFR - 1 day + 3.18%) to 1/18/2029	169,000	173,464
Deutsche Bank AG, 4.95% to 8/04/2030, FLR (SOFR - 1 day + 1.3%) to 8/04/2031	1,804,000	1,781,736
Deutsche Bank AG, 5.06% to 4/14/2031, FLR (SOFR - 1 day + 1.41%) to 4/14/2032	822,000	812,249
Federation des Caisses Desjardins du Quebec, 4.565%, 8/26/2030 (n)	2,734,000	2,691,674
First Citizens Bancshare, Inc., 5.231% to 3/12/2030, FLR (SOFR - 1 day + 1.41%) to 3/12/2031	2,376,000	2,348,890
First-Citizens Bank & Trust Co., 5.097%, 7/13/2029	1,054,000	1,051,367
Lloyds Banking Group PLC, 4.241% to 2/10/2029, FLR (CMT - 1yr. + 0.6%) to 2/10/2030	1,141,000	1,121,816
M&T Bank Corp., 4.833% to 1/16/2028, FLR (SOFR - 1 day + 0.93%) to 1/16/2029	1,321,000	1,322,174
M&T Bank Corp., 7.413% to 10/30/2028, FLR (SOFR - 1 day + 2.80%) to 10/30/2029	706,000	743,558
Morgan Stanley Private Bank N.A., 4.466% to 7/06/2027, FLR (SOFR - 1 day + 0.77%) to 7/06/2028	2,520,000	2,516,146
Morgan Stanley Private Bank N.A., 4.734% to 7/18/2030, FLR (SOFR - 1 day + 1.08%) to 7/18/2031	3,296,000	3,253,437
Nationwide Building Society, 2.972% to 2/16/2027, FLR (SOFR - 1 day + 1.29%) to 2/16/2028 (n)	4,123,000	4,086,520
Pinnacle Financial Partners, Inc., 5.596% to 5/19/2031, FLR (SOFR - 1 day + 1.7%) to 5/19/2032	2,720,000	2,696,650
PNC Financial Services Group, Inc., 5.354% to 12/02/2027, FLR (SOFR - 1 day + 1.62%) to 12/02/2028	5,237,000	5,282,854
Synchrony Financial, 5.019% to 7/29/2028, FLR (SOFR - 1 day + 1.395%) to 7/29/2029	1,140,000	1,136,767
Texas Capital Bancshares, Inc., 5.301% to 2/27/2031, FLR (SOFR - 1 day + 1.94%) to 2/27/2032	2,859,000	2,799,803
Truist Financial Corp., 5.435% to 1/24/2029, FLR (SOFR - 1 day + 1.62%) to 1/24/2030	3,350,000	3,388,263
		$57,436,262
Oil Services – 0.1%
Schlumberger Holdings Corp., 5%, 5/29/2027 (n)	$1,313,000	$1,318,486
Pharmaceuticals & Biotechnology – 0.5%
Bayer US LLC Finance LLC, 5.125%, 7/20/2031 (n)	$2,364,000	$2,343,577
Biogen, Inc., 5.05%, 1/15/2031	2,017,000	2,027,518
Viatris, Inc., 2.7%, 6/22/2030	704,000	639,986
		$5,011,081
Real Estate - Apartment – 0.3%
American Homes 4 Rent LP, REIT, 4.95%, 6/15/2030	$2,385,000	$2,369,557
Real Estate - Retail – 0.6%
STORE Capital Corp., REIT, 4.5%, 3/15/2028	$394,000	$391,183
STORE Capital LLC, 4.95%, 2/11/2031	1,101,000	1,077,776
WEA Finance LLC, 4.125%, 9/20/2028 (n)	2,997,000	2,947,682
WEA Finance LLC, 3.5%, 6/15/2029 (n)	697,000	668,298
WEA Finance LLC, REIT, 2.875%, 1/15/2027 (n)	506,000	501,998
		$5,586,937
Real Estate - Storage & Office – 0.0%
COPT Defense Properties, REIT, 2%, 1/15/2029	$524,000	$489,203
Refining – 0.3%
Marathon Petroleum Corp., 5.15%, 3/01/2030	$2,724,000	$2,742,277

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Retail & E-commerce – 0.8%
AutoNation, Inc., 4.45%, 1/15/2029	$3,977,000	$3,925,571
AutoNation, Inc., 3.85%, 3/01/2032	2,258,000	2,090,676
Genuine Parts Co., 4.95%, 8/15/2029	1,945,000	1,932,113
		$7,948,360
Semiconductor & Electronic Components – 0.1%
NXP B.V./NXP Funding LLC/NXP USA, Inc., 4.3%, 8/19/2028	$784,000	$776,441
Software – 0.7%
Oracle Corp., 4.55%, 2/04/2029	$2,357,000	$2,297,816
Oracle Corp., 4.95%, 2/04/2031	1,650,000	1,576,026
Salesforce, Inc., 4.5%, 3/15/2028	1,154,000	1,151,353
ServiceNow, Inc., 4.25%, 5/15/2028	1,176,000	1,169,704
		$6,194,899
Telecommunications - Wireless – 0.6%
Crown Castle, Inc., REIT, 2.9%, 3/15/2027	$448,000	$443,831
Rogers Communications, Inc., 3.2%, 3/15/2027	4,027,000	3,995,997
T-Mobile USA, Inc., 4.2%, 10/01/2029	1,122,000	1,100,793
		$5,540,621
Tobacco – 1.0%
B.A.T. International Finance PLC, 5.931%, 2/02/2029	$2,754,000	$2,826,652
Japan Tobacco, Inc., 4.85%, 5/15/2028 (n)	2,340,000	2,347,745
Philip Morris International, Inc., 5.125%, 11/17/2027	1,241,000	1,249,879
Philip Morris International, Inc., 4.875%, 2/15/2028	1,661,000	1,668,106
Philip Morris International, Inc., 4.125%, 4/28/2028	1,184,000	1,175,174
		$9,267,556
Transportation & Logistics – 1.7%
Element Fleet Management Corp., 5.643%, 3/13/2027 (n)	$4,254,000	$4,277,465
Element Fleet Management Corp., 4.8%, 5/29/2029 (n)	1,159,000	1,151,892
Element Fleet Management Corp., 5.037%, 3/25/2030 (n)	3,307,000	3,292,544
GXO Logistics, Inc., 6.25%, 5/06/2029	1,230,000	1,265,689
Penske Truck Leasing Co. LP, 5.35%, 1/12/2027 (n)	1,598,000	1,602,951
Penske Truck Leasing Co. LP, 5.35%, 3/30/2029 (n)	1,804,000	1,819,818
Penske Truck Leasing Co. LP, 5.25%, 7/01/2029 (n)	1,278,000	1,287,009
Triton International Ltd., 5.15%, 2/15/2033	1,006,000	973,406
		$15,670,774
Travel, Gaming, & Lodging – 0.7%
Flutter Treasury DAC, 5.875%, 6/04/2031 (n)	$2,823,000	$2,781,012
Hyatt Hotels Corp., 5.75%, 1/30/2027	1,067,000	1,071,788
Las Vegas Sands Corp., 5.9%, 6/01/2027	1,085,000	1,093,952
Las Vegas Sands Corp., 5.625%, 6/15/2028	1,592,000	1,606,435
		$6,553,187
U.S. Treasury Obligations – 19.9%
U.S. Treasury Notes, 4.125%, 10/31/2026 (f)(s)	$18,477,000	$18,484,073
U.S. Treasury Notes, 4.125%, 1/31/2027 (f)(s)	30,747,000	30,768,018
U.S. Treasury Notes, 3.875%, 3/31/2027 (f)(s)	30,641,000	30,609,880
U.S. Treasury Notes, 3.875%, 3/15/2028	33,733,000	33,535,346
U.S. Treasury Notes, 4.875%, 10/31/2028 (f)	41,222,000	41,716,342
U.S. Treasury Notes, 4.625%, 4/30/2029	30,912,000	31,147,463
		$186,261,122

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Utilities – 1.8%
Con Edison Co. of NY, Inc., FLR, 4.141% (SOFR - 1 day + 0.52%), 11/18/2027	$1,985,000	$1,987,439
Eversource Energy, 4.45%, 12/15/2030	3,161,000	3,082,111
Liberty Utilities Co., 5.1%, 5/15/2031 (n)	2,352,000	2,323,794
Pacific Gas & Electric Co., 6.1%, 1/15/2029	2,045,000	2,098,466
Pacific Gas & Electric Co., 5.55%, 5/15/2029	3,384,000	3,434,212
PSEG Power LLC, 5.2%, 5/15/2030 (n)	790,000	792,132
Vistra Operations Co. LLC, 4.55%, 10/30/2028 (n)	1,781,000	1,765,057
Vistra Operations Co. LLC, 5%, 4/30/2031 (n)	1,834,000	1,805,834
		$17,289,045
Total Bonds		$711,345,698
Mutual Funds (h) – 13.4%
Money Market Funds – 13.4%
MFS Institutional Money Market Portfolio, 3.73% (v)	125,931,931	$125,957,117
Short-Term Obligations (s)(y) – 4.7%
Federal Home Loan Bank, 3.53%, due 8/03/2026	$43,745,000	$43,731,895

Other Assets, Less Liabilities – 6.1%		56,816,048
Net Assets – 100.0%		$937,850,758

(f)	All or a portion of the security has been segregated as collateral for open futures contracts, cleared swap agreements, and uncleared swap agreements.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $125,957,117 and
$755,077,593, respectively.

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $304,491,994, representing 32.5% of net assets.

(s)	All or a portion of security is held by a wholly-owned subsidiary. See Principles of Consolidation in the notes for details of the wholly-owned subsidiary.
(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

(w)	When-issued security.
(y)	The rate shown represents an annualized yield at time of purchase.

The following abbreviations are used in this report and are defined:
AGM	Assured Guaranty Municipal
BCOMBOTR	Bloomberg Soybean Oil Subindex Total Return, this index is composed of futures contracts on soybean oil. It is quoted in USD.
BCOMCLTR
Bloomberg WTI Crude Oil Subindex Total Return, this index is composed of composed of futures contracts on WTI crude oil. It reflects the return on fully collateralized futures positions. It is quoted in USD.

BCOMCOT	Bloomberg Brent Crude Subindex Total Return, this index is composed of futures contracts on brent crude. It is quoted in USD.
BCOMCTTR	Bloomberg Cotton Subindex Total Return, this index is composed of futures contracts on cotton. It reflects the return on fully collateralized futures positions. It is quoted in USD.
BCOMF3T	Bloomberg Commodity Index 3 Month Forward Total Return, this index is composed of longer-dated futures contracts on 19 physical commodities. It is quoted in USD.
BCOMF6T	Bloomberg Commodity Index 6 Month Forward Total Return, this index is composed of longer-dated futures contracts on 21 physical commodities. It is quoted in USD.
BCOMFCT	Bloomberg Feeder Cattle Subindex Total Return, this index is comprised of futures contracts on feeder cattle. It is quoted in USD.
BCOMGCTR	Bloomberg Gold Subindex Total Return, this index is composed of futures contracts on gold. It is quoted in USD.
BCOMHGTR	Bloomberg Copper Subindex Total Return, this index is composed of futures contracts on copper. It is quoted in USD.
BCOMLCTR	Bloomberg Live Cattle Subindex Total Return, this index is composed of futures contracts on live cattle. It is quoted in USD.
BCOMLHTR	Bloomberg Lean Hogs Subindex Total Return, this index is composed of futures contracts on lean hogs. It reflects the return of underlying commodity futures price movements only. It is quoted in USD.
BCOMNGTR	Bloomberg Natural Gas Subindex Total Return, this index is composed of futures contracts on natural gas. It reflects the return on fully collateralized futures positions. It is quoted in USD.
BCOMPBTR	Bloomberg Lead Subindex Total Return, this index is composed of futures contracts on lead. It reflects the return of underlying commodity futures price movements only. It is quoted in USD.

Portfolio of Investments (unaudited) – continued
BCOMRBTR
Bloomberg Unleaded Gasoline Subindex Total Return, this index is composed of futures contracts on unleaded gasoline. It reflects the return on fully collateralized futures positions. It is quoted in USD.

BCOMSBTR	Bloomberg Sugar Subindex Total Return, this index is composed of futures contracts on sugar. It reflects the return on fully collateralized futures positions. It is quoted in USD.
BCOMSITR	Bloomberg Silver Subindex Total Return, this index is composed of futures contracts on silver. It is quoted in USD.
BCOMTR	Bloomberg Commodity Index Total Return
BCOMWHTR	Bloomberg Wheat Subindex Total Return, this index is composed of futures contracts on wheat. It reflects the return on fully collateralized futures positions. It is quoted in USD.
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
CVICPTD0	Citibank Bloomberg Commodity Index Total Return
FLR
Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.

ICE	Intercontinental Exchange
MLCILPRT	Merrill Lynch International Bloomberg Commodity Index Total Return
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate

Derivative Contracts at 7/31/26
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 2 yr	Long	USD	24	$4,934,625	September – 2026	$(12,834)

Cleared Swap Agreements
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Asset Derivatives
Interest Rate Swaps
10/02/26	USD	13,800,000	centrally cleared	4.664%/Annually	1-day SOFR / Annually	$125,741	$—	$125,741
10/02/26	USD	44,600,000	centrally cleared	4.697%/Annually	1-day SOFR / Annually	422,426	(4,023)	418,403
12/23/27	USD	34,600,000	centrally cleared	4.106% Annually	1-day SOFR / Annually	89,976	—	89,976
						$638,143	$(4,023)	$634,120

Uncleared Swap Agreements
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive (Monthly)	Cash Flows to Pay (Monthly)	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Asset Derivatives
Total Return Swaps
3/24/27	USD	19,585,125 (Short)	Merrill Lynch International	3 month T-Bill - 0.03%	BCOMHGTR (floating rate)	$58,414	$—	$58,414
3/24/27	USD	13,496,311 (Short)	JPMorgan Chase Bank N.A.	3 month T-Bill - 0.05%	BCOMCCTR (floating rate)	38,942	—	38,942
4/28/27	USD	9,588,011 (Short)	Citibank N.A.	3 month T-Bill - 0.04%	BCOMBOTR (floating rate)	28,802	—	28,802
4/28/27	USD	8,117,856 (Short)	JPMorgan Chase Bank N.A.	3 month T-Bill - 0.04%	BCOMSITR (floating rate)	25,888	—	25,888

Portfolio of Investments (unaudited) – continued
Uncleared Swap Agreements − continued
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive (Monthly)	Cash Flows to Pay (Monthly)	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Asset Derivatives − continued
Total Return Swaps − continued
4/28/27	USD	21,154,688 (Short)	JPMorgan Chase Bank N.A.	3 month T-Bill - 0.02%	BCOMCTTR (floating rate)	$61,426	$—	$61,426
5/26/27	USD	21,148,888 (Short)	JPMorgan Chase Bank N.A.	3 month T-Bill - 0.03%	BCOMWHTR (floating rate)	60,116	—	60,116
5/26/27	USD	9,376,462 (Short)	Merrill Lynch International	3 month T-Bill - 0.04%	BCOMPBTR (floating rate)	28,951	—	28,951
5/26/27	USD	9,241,093 (Short)	Merrill Lynch International	3 month T-Bill - 0.03%	BCOMGCTR (floating rate)	28,426	—	28,426
5/26/27	USD	10,262,420 (Short)	JPMorgan Chase Bank N.A.	3 month T-Bill - 0.05%	BCOMSBTR (floating rate)	31,813	—	31,813
						$362,778	$—	$362,778
Liability Derivatives
Total Return Swaps
12/11/26	USD	124,375,145 (Long)	Citibank N.A.	CVICPTD0 (floating rate)(b)	3 month T-Bill + 0.11%	$(399,478)	$—	$(399,478)
3/24/27	USD	9,411,474 (Long)	Merrill Lynch International	BCOMFCT (floating rate)	3 month T-Bill + 0.08%	(31,835)	—	(31,835)
3/24/27	USD	20,727,038 (Long)	Goldman Sachs International	BCOMCOT (floating rate)	3 month T-Bill + 0.07%	(55,865)	—	(55,865)
4/28/27	USD	6,038,819 (Long)	JPMorgan Chase Bank N.A.	BCOMRBTR (floating rate)	3 month T-Bill + 0.07%	(16,786)	—	(16,786)
4/28/27	USD	8,712,633 (Long)	Goldman Sachs International	BCOMNGTR (floating rate)	3 month T-Bill + 0.07%	(33,309)	—	(33,309)
4/28/27	USD	18,885,934 (Long)	Merrill Lynch International	BCOMLCTR (floating rate)	3 month T-Bill + 0.1%	(63,265)	—	(63,265)
5/26/27	USD	15,795,164 (Long)	Merrill Lynch International	BCOMLHTR (floating rate)	3 month T-Bill + 0.1%	(50,295)	—	(50,295)
5/26/27	USD	21,518,790 (Long)	JPMorgan Chase Bank N.A.	BCOMCLTR (floating rate)	3 month T-Bill + 0.07%	(57,888)	—	(57,888)
6/23/27	USD	154,592,554 (Long)	Merrill Lynch International	MLCILPRT (floating rate)(a)	3 month T-Bill + 0.13%	(465,158)	—	(465,158)
7/14/27	USD	28,227,079 (Long)	Citibank N.A.	CVICPTD0 (floating rate)(b)	3 month T-Bill + 0.11%	(84,382)	—	(84,382)
7/14/27	USD	150,790,932 (Long)	JPMorgan Chase Bank N.A.	BCOMF3T (floating rate)	3 month T-Bill + 0.08%	(455,993)	—	(455,993)
7/14/27	USD	20,421,409 (Long)	Merrill Lynch International	BCOMTR (floating rate)	3 month T-Bill + 0.06%	(60,213)	—	(60,213)
8/09/27	USD	15,548,626 (Long)	Merrill Lynch International	MLCILPRT (floating rate)(a)	3 month T-Bill + 0.13%	(34,303)	—	(34,303)
8/11/27	USD	150,092,165 (Long)	Goldman Sachs International	BCOMF6T (floating rate)	3 month T-Bill + 0.09%	(457,406)	—	(457,406)
8/11/27	USD	25,960,038 (Long)	JPMorgan Chase Bank N.A.	BCOMF6T (floating rate)	3 month T-Bill + 0.085%	(60,222)	—	(60,222)
9/08/27	USD	150,790,932 (Long)	Goldman Sachs International	BCOMF3T (floating rate)	3 month T-Bill + 0.09%	(457,224)	—	(457,224)

Portfolio of Investments (unaudited) – continued
Uncleared Swap Agreements − continued
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive (Monthly)	Cash Flows to Pay (Monthly)	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Liability Derivatives − continued
Total Return Swaps − continued
10/06/27	USD	150,092,165 (Long)	Citibank N.A.	BCOMF6T (floating rate)	3 month T-Bill + 0.09%	$(457,406)	$—	$(457,406)
						$(3,241,028)	$—	$(3,241,028)
At July 31, 2026, the fund had cash collateral of $91,313 and other liquid securities with an aggregate value of $40,610,264 to cover any collateral or margin obligations for certain derivative contracts.
(a) The Merrill Lynch MLCILPRT Commodity Index seeks to provide exposure to a diversified group of commodities. The portfolio has indirect exposure to all of the underlying positions that make up the non-public index through its investment in the swap, the fund has indirect exposure to the following positions that compose the MLCILPRT:
Referenced Commodity Futures Contracts	% of Notional	Notional Amount: $15,548,626*	Notional Amount: $154,592,554*
Long Futures Contracts
Soybean Oil - December 2026	3.4%	522,281	5,192,794
Corn - September 2026	1.3%	198,268	1,971,286
Corn - December 2026	3.7%	574,000	5,707,003
Cocoa - September 2026	0.4%	56,843	565,159
Cocoa - September 2026	1.0%	160,343	1,594,214
WTI - September 2026	2.4%	365,609	3,635,078
WTI - November 2026	6.0%	933,940	9,285,721
Brent - November 2026	10.3%	1,607,657	15,984,161
Cotton - December 2026	1.8%	274,232	2,726,557
Gold - December 2026	12.0%	1,868,879	18,581,366
Copper Comex - September 2026	1.6%	255,153	2,536,868
Copper Comex - December 2026	4.6%	711,927	7,078,354
Heating Oil - September 2026	1.0%	159,208	1,582,924
Heating Oil - November 2026	2.6%	406,348	4,040,128
Coffee - September 2026	0.6%	93,720	931,808
Coffee - September 2026	1.6%	244,186	2,427,829
Kansas Wheat - September 2026	0.6%	86,675	861,770
Kansas Wheat - December 2026	1.6%	243,831	2,424,299
Aluminum - September 2026	1.0%	149,239	1,483,810
Aluminum - November 2026	2.6%	409,740	4,073,849
Live Cattle - October 2026	3.3%	509,626	5,066,967
Lean Hogs - October 2026	1.6%	242,615	2,412,201
Lead - September 2026	0.2%	31,265	310,854
Lead - November 2026	0.6%	87,247	867,458
Nickel - September 2026	0.5%	77,906	774,586
Nickel - November 2026	1.4%	215,900	2,146,590
Zinc - September 2026	0.6%	94,800	942,552
Zinc - November 2026	1.7%	259,044	2,575,547
Natural Gas - September 2026	1.6%	246,756	2,453,378
Natural Gas - November 2026	4.8%	742,065	7,377,996
Gasoil - September 2026	1.4%	216,224	2,149,816
Gasoil - November 2026	3.4%	527,810	5,247,766
Soybeans - November 2026	5.2%	812,509	8,078,392
Sugar - October 2026	2.5%	393,755	3,914,921
Silver - September 2026	0.7%	106,740	1,061,265
Silver - December 2026	1.9%	296,796	2,950,904
Soybean Meal - December 2026	2.7%	420,592	4,181,749

Portfolio of Investments (unaudited) – continued
Referenced Commodity Futures Contracts	% of Notional	Notional Amount: $15,548,626*	Notional Amount: $154,592,554*
Wheat - September 2026	0.8%	122,102	1,214,004
Wheat - December 2026	2.2%	345,367	3,433,823
Gasoline RBOB - September 2026	0.9%	141,899	1,410,830
Gasoline RBOB - November 2026	2.2%	335,526	3,335,974
	100.0%	$15,548,626	$154,592,554
* The notional amount is indicative of the quantity and proportionate value of each commodity futures contract.
(b) The Citigroup CVICPTD0 Commodity Index seeks to provide exposure to a diversified group of commodities. The portfolio has indirect exposure to all of the underlying positions that make up the non-public index through its investment in the swap, the fund has indirect exposure to the following positions that compose the CVICPTDO:

Referenced Commodity Futures Contracts	% of Notional	Notional Amount: $28,227,079*	Notional Amount: $124,375,145*
Long Futures Contracts
Soybean Oil - December 2026	3.3%	939,171	4,138,210
Corn - December 2026	4.7%	1,322,382	5,826,727
Cocoa - December 2026	1.4%	382,336	1,684,661
WTI - November 2026	8.8%	2,492,508	10,982,574
Brent - November 2026	10.4%	2,926,075	12,892,976
Cotton - December 2026	1.7%	487,058	2,146,093
Gold - December 2026	11.6%	3,281,567	14,454,879
Copper Comex - December 2026	6.2%	1,743,643	7,687,379
Heating Oil - November 2026	3.8%	1,077,428	4,747,399
Coffee- December 2026	2.1%	600,249	2,644,837
Kansas Wheat - December 2026	2.0%	577,018	2,542,477
Aluminum - November 2026	3.6%	1,009,372	4,447,531
Live Cattle - October 2026	3.3%	939,482	4,139,578
Lean Hogs - October 2026	1.9%	526,237	2,318,726
Lead - November 2026	0.8%	212,606	936,794
Nickel - November 2026	1.9%	523,810	2,308,030
Zinc - November 2026	2.3%	649,195	2,860,504
Natural Gas - November 2026	6.1%	1,710,109	7,535,144
Gasoil - November 2026	5.1%	1,440,823	6,348,605
Soybeans - November 2026	5.2%	1,455,614	6,413,777
Sugar - October 2026	2.5%	700,765	3,087,737
Silver - December 2026	2.5%	713,581	3,144,204
Soybean Meal - December 2026	2.7%	753,155	3,318,578
Wheat - December 2026	2.7%	811,867	3,577,278
Gasoline RBOB - November 2026	3.4%	951,027	4,190,447
	100.0%	$28,227,079	$124,375,145
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
7/31/26 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial
Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
Principles of Consolidation — The fund gains exposure to the commodities markets by investing a portion of the fund’s assets in the MFS Commodity Strategy Portfolio, a wholly-owned and controlled subsidiary organized in the Cayman Islands (“Subsidiary”). The fund will not invest directly in commodities. The fund may invest up to 25% of its assets (at the time of purchase) in the Subsidiary. The Subsidiary has the same objective, strategies, and restrictions as the fund, except that the Subsidiary gains exposure to the commodities market by investing directly in commodity-linked futures, options, and swaps. The fund also invests directly in debt securities, and the Subsidiary may also invest in debt securities. As of July 31, 2026, the Subsidiary’s net assets were $175,824,890, which represented 18.7% of the fund’s net assets. The fund’s financial statements have been consolidated and include the accounts of the fund and the Subsidiary. All inter-fund balances and transactions have been eliminated in consolidation.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. Pricing services generally value debt instruments assuming orderly transactions of institutional round lot sizes, but a fund may hold or transact in such securities in smaller, odd lot sizes. In instances where a fund holds an odd lot size position in a debt instrument, such position will typically be valued using the pricing agent’s institutional round lot price for the debt instrument. Odd lots may trade at lower prices than institutional round lots, and the fund may receive different prices when it sells odd lot positions than it would receive for sales of institutional round lot positions. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts and swap agreements. The following is a summary of the levels used as of July 31, 2026 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	$—	$186,261,122	$—	$186,261,122
Non - U.S. Sovereign Debt	—	4,328,382	—	4,328,382
Municipal Bonds	—	2,535,098	—	2,535,098
U.S. Corporate Bonds	—	227,528,215	—	227,528,215
Residential Mortgage-Backed Securities	—	33,881,373	—	33,881,373
Commercial Mortgage-Backed Securities	—	22,080,500	—	22,080,500
Asset-Backed Securities (including CDOs)	—	110,820,367	—	110,820,367
Foreign Bonds	—	123,910,641	—	123,910,641
Short-Term Securities	—	43,731,895	—	43,731,895
Investment Companies	125,957,117	—	—	125,957,117
Total	$125,957,117	$755,077,593	$—	$881,034,710
Other Financial Instruments
Futures Contracts – Liabilities	$(12,834)	$—	$—	$(12,834)
Swap Agreements – Assets	—	996,898	—	996,898
Swap Agreements – Liabilities	—	(3,241,028)	—	(3,241,028)
For further information regarding security characteristics, see the Consolidated Portfolio of Investments.
Swap Agreements — The fund entered into swap agreements which generally involve a periodic exchange of cash payments on a net basis, at specified intervals or upon the occurrence of specified events, between the fund and a counterparty. Certain swap agreements may be entered into as a bilateral contract (“uncleared swaps”) while others are required to be centrally cleared (“cleared swaps”).
Both cleared and uncleared swap agreements are marked to market daily.  The value of uncleared swap agreements is reported in the Consolidated Statement of Assets and Liabilities as “Uncleared swaps, at value” which includes any related interest accruals to be paid or received by the fund.  For cleared swaps, payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the cleared swap, such that only the current day net receivable or payable for variation margin is reported in the Consolidated Statement of Assets and Liabilities.
For both cleared and uncleared swaps, premiums paid or received at the inception of the agreements are amortized over the term of the agreement as realized gain or loss on swap agreements in the Consolidated Statement of Operations. The periodic exchange of net cash payments, as well as any liquidation payment received or made upon early termination, are recorded as a realized gain or loss on swap agreements in the Consolidated Statement of Operations. The change in unrealized appreciation or depreciation on swap agreements in the Consolidated Statement of Operations reflects the aggregate change over the reporting period in the value of swaps net of any unamortized premiums paid or received.
Risks related to swap agreements include the possible lack of a liquid market, unfavorable market and interest rate movements of the underlying instrument and the failure of the counterparty to perform under the terms of the agreements. The fund's maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract's remaining life, to the extent that the amount is positive. To address counterparty risk, uncleared swap agreements are limited to only highly-rated counterparties.  Risk is further reduced by having an ISDA Master Agreement (“ISDA”) between the fund and the counterparty and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA. The fund's counterparty risk due to cleared swaps is mitigated by the fact that the clearinghouse is the counterparty to the transaction and the regulatory requirement safeguards in the event of a clearing broker bankruptcy.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. The following were affiliated issuers for the period ended July 31, 2026:

Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$40,719,286	$637,931,394	$552,696,890	$(9,186)	$12,513	$125,957,117

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$1,818,550	$—